Intangible assets, net - Schedule of weighted average amortization periods of intangible assets (Details) - Weighted Average	Dec. 31, 2024	Dec. 31, 2023
Brand name
Weighted average amortization periods of intangible assets
Weighted average amortization period	10 years	10 years
Agency contract rights
Weighted average amortization periods of intangible assets
Weighted average amortization period	3 years 2 months 12 days	4 years 3 months 18 days
Platform
Weighted average amortization periods of intangible assets
Weighted average amortization period	5 years	5 years
Software
Weighted average amortization periods of intangible assets
Weighted average amortization period	4 years	3 years 3 months 18 days
Others
Weighted average amortization periods of intangible assets
Weighted average amortization period	3 years 2 months 12 days	3 years 2 months 12 days